Expense Example, No Redemption - Pioneer Global Equity Fund	Dec. 31, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 685
3	953
5	1,242
10	2,060
C
Expense Example, No Redemption:
1	209
3	646
5	1,108
10	2,390
K
Expense Example, No Redemption:
1	72
3	254
5	452
10	1,024
R
Expense Example, No Redemption:
1	158
3	517
5	900
10	1,976
Y
Expense Example, No Redemption:
1	72
3	282
5	510
10	$ 1,165